Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST
Prospectus Date		rr_ProspectusDate	Jul. 01, 2015
Columbia Mid Cap Value Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	SUMMARY OF THE FUND
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	Columbia Mid Cap Value Fund (the Fund) seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information about these and other discounts is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 20 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	25.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information about these and other discounts is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 20 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Other expenses for Class A, Class B, Class C, Class K, Class R, Class R4, Class R5, Class W and Class Z shares have been restated to reflect current fees paid by the Fund.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
			Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap Value Index (the Index) at the time of purchase (between $264 million and $37.8 billion as of May 31, 2015) that the Fund’s investment manager believes are undervalued and have the potential for long-term growth. The market capitalization range and composition of the companies in the Index are subject to change.

			The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks and also may invest in real estate investment trusts. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.
Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives.

Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions, debt securities may have comparable or greater price volatility.

Real Estate-Related Investment Risk. Investments in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the financial services sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.

			Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Risk Lose Money [Text]		rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you may lose money.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

			The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedle.com/us.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	columbiathreadneedle.com/us
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 3rd Quarter 2009 20.74% Worst 4th Quarter 2008 -27.98%
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2014)
Performance Table Does Reflect Sales Loads		rr_PerformanceTableDoesReflectSalesLoads	The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance.
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and will vary for other share classes.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
Columbia Mid Cap Value Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	[2]	rr_ManagementFeesOverAssets	0.71%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[3]	rr_OtherExpensesOverAssets	0.21%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.17%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
1 year		rr_ExpenseExampleYear01	$ 687
3 years		rr_ExpenseExampleYear03	925
5 years		rr_ExpenseExampleYear05	1,182
10 years		rr_ExpenseExampleYear10	1,914
1 year		rr_ExpenseExampleNoRedemptionYear01	687
3 years		rr_ExpenseExampleNoRedemptionYear03	925
5 years		rr_ExpenseExampleNoRedemptionYear05	1,182
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,914
2005	[4]	rr_AnnualReturn2005	15.02%
2006	[4]	rr_AnnualReturn2006	16.74%
2007	[4]	rr_AnnualReturn2007	7.38%
2008	[4]	rr_AnnualReturn2008	(41.78%)
2009	[4]	rr_AnnualReturn2009	32.25%
2010	[4]	rr_AnnualReturn2010	22.93%
2011	[4]	rr_AnnualReturn2011	(4.28%)
2012	[4]	rr_AnnualReturn2012	16.49%
2013	[4]	rr_AnnualReturn2013	35.16%
2014	[4]	rr_AnnualReturn2014	11.99%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year to Date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	1.53%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	20.74%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(27.98%)
1 Year		rr_AverageAnnualReturnYear01	5.56%
5 Years		rr_AverageAnnualReturnYear05	14.34%
10 Years		rr_AverageAnnualReturnYear10	8.06%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 20, 2001
Columbia Mid Cap Value Fund | Class B
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	[5]	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management fees	[2]	rr_ManagementFeesOverAssets	0.71%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	[3]	rr_OtherExpensesOverAssets	0.21%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.92%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	This charge decreases over time.
1 year		rr_ExpenseExampleYear01	$ 695
3 years		rr_ExpenseExampleYear03	903
5 years		rr_ExpenseExampleYear05	1,237
10 years		rr_ExpenseExampleYear10	2,048
1 year		rr_ExpenseExampleNoRedemptionYear01	195
3 years		rr_ExpenseExampleNoRedemptionYear03	603
5 years		rr_ExpenseExampleNoRedemptionYear05	1,037
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,048
1 Year		rr_AverageAnnualReturnYear01	6.47%
5 Years		rr_AverageAnnualReturnYear05	14.63%
10 Years		rr_AverageAnnualReturnYear10	7.89%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 20, 2001
Columbia Mid Cap Value Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	[6]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	[2]	rr_ManagementFeesOverAssets	0.71%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	[3]	rr_OtherExpensesOverAssets	0.21%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.92%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	This charge applies to redemptions within one year after purchase, with certain limited exceptions.
1 year		rr_ExpenseExampleYear01	$ 295
3 years		rr_ExpenseExampleYear03	603
5 years		rr_ExpenseExampleYear05	1,037
10 years		rr_ExpenseExampleYear10	2,243
1 year		rr_ExpenseExampleNoRedemptionYear01	195
3 years		rr_ExpenseExampleNoRedemptionYear03	603
5 years		rr_ExpenseExampleNoRedemptionYear05	1,037
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,243
1 Year		rr_AverageAnnualReturnYear01	10.24%
5 Years		rr_AverageAnnualReturnYear05	14.86%
10 Years		rr_AverageAnnualReturnYear10	7.89%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 20, 2001
Columbia Mid Cap Value Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.71%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[3]	rr_OtherExpensesOverAssets	0.02%
Total annual Fund operating expenses		rr_ExpensesOverAssets	0.73%
1 year		rr_ExpenseExampleYear01	$ 75
3 years		rr_ExpenseExampleYear03	233
5 years		rr_ExpenseExampleYear05	406
10 years		rr_ExpenseExampleYear10	906
1 year		rr_ExpenseExampleNoRedemptionYear01	75
3 years		rr_ExpenseExampleNoRedemptionYear03	233
5 years		rr_ExpenseExampleNoRedemptionYear05	406
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 906
1 Year		rr_AverageAnnualReturnYear01	12.54%
5 Years		rr_AverageAnnualReturnYear05	16.15%
10 Years		rr_AverageAnnualReturnYear10	8.91%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 27, 2010
Columbia Mid Cap Value Fund | Class K
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.71%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[3]	rr_OtherExpensesOverAssets	0.32%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.03%
1 year		rr_ExpenseExampleYear01	$ 105
3 years		rr_ExpenseExampleYear03	328
5 years		rr_ExpenseExampleYear05	569
10 years		rr_ExpenseExampleYear10	1,259
1 year		rr_ExpenseExampleNoRedemptionYear01	105
3 years		rr_ExpenseExampleNoRedemptionYear03	328
5 years		rr_ExpenseExampleNoRedemptionYear05	569
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,259
1 Year		rr_AverageAnnualReturnYear01	12.25%
5 Years		rr_AverageAnnualReturnYear05	15.86%
10 Years		rr_AverageAnnualReturnYear10	8.77%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 07, 2011
Columbia Mid Cap Value Fund | Class R
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.71%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[3]	rr_OtherExpensesOverAssets	0.21%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.42%
1 year		rr_ExpenseExampleYear01	$ 145
3 years		rr_ExpenseExampleYear03	449
5 years		rr_ExpenseExampleYear05	776
10 years		rr_ExpenseExampleYear10	1,702
1 year		rr_ExpenseExampleNoRedemptionYear01	145
3 years		rr_ExpenseExampleNoRedemptionYear03	449
5 years		rr_ExpenseExampleNoRedemptionYear05	776
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,702
1 Year		rr_AverageAnnualReturnYear01	11.74%
5 Years		rr_AverageAnnualReturnYear05	15.42%
10 Years		rr_AverageAnnualReturnYear10	8.43%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Jan. 23, 2006
Columbia Mid Cap Value Fund | Class R4
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.71%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[3]	rr_OtherExpensesOverAssets	0.21%
Total annual Fund operating expenses		rr_ExpensesOverAssets	0.92%
1 year		rr_ExpenseExampleYear01	$ 94
3 years		rr_ExpenseExampleYear03	293
5 years		rr_ExpenseExampleYear05	509
10 years		rr_ExpenseExampleYear10	1,131
1 year		rr_ExpenseExampleNoRedemptionYear01	94
3 years		rr_ExpenseExampleNoRedemptionYear03	293
5 years		rr_ExpenseExampleNoRedemptionYear05	509
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,131
1 Year		rr_AverageAnnualReturnYear01	12.36%
5 Years		rr_AverageAnnualReturnYear05	15.85%
10 Years		rr_AverageAnnualReturnYear10	8.77%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 08, 2012
Columbia Mid Cap Value Fund | Class R5
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.71%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[3]	rr_OtherExpensesOverAssets	0.07%
Total annual Fund operating expenses		rr_ExpensesOverAssets	0.78%
1 year		rr_ExpenseExampleYear01	$ 80
3 years		rr_ExpenseExampleYear03	249
5 years		rr_ExpenseExampleYear05	433
10 years		rr_ExpenseExampleYear10	966
1 year		rr_ExpenseExampleNoRedemptionYear01	80
3 years		rr_ExpenseExampleNoRedemptionYear03	249
5 years		rr_ExpenseExampleNoRedemptionYear05	433
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 966
1 Year		rr_AverageAnnualReturnYear01	12.50%
5 Years		rr_AverageAnnualReturnYear05	15.92%
10 Years		rr_AverageAnnualReturnYear10	8.80%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 08, 2012
Columbia Mid Cap Value Fund | Class W
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.71%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[3]	rr_OtherExpensesOverAssets	0.21%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.17%
1 year		rr_ExpenseExampleYear01	$ 119
3 years		rr_ExpenseExampleYear03	372
5 years		rr_ExpenseExampleYear05	644
10 years		rr_ExpenseExampleYear10	1,420
1 year		rr_ExpenseExampleNoRedemptionYear01	119
3 years		rr_ExpenseExampleNoRedemptionYear03	372
5 years		rr_ExpenseExampleNoRedemptionYear05	644
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,420
1 Year		rr_AverageAnnualReturnYear01	12.00%
5 Years		rr_AverageAnnualReturnYear05	15.72%
10 Years		rr_AverageAnnualReturnYear10	8.70%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 27, 2010
Columbia Mid Cap Value Fund | Class Y
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.71%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[3]	rr_OtherExpensesOverAssets	0.02%
Total annual Fund operating expenses		rr_ExpensesOverAssets	0.73%
1 year		rr_ExpenseExampleYear01	$ 75
3 years		rr_ExpenseExampleYear03	233
5 years		rr_ExpenseExampleYear05	406
10 years		rr_ExpenseExampleYear10	906
1 year		rr_ExpenseExampleNoRedemptionYear01	75
3 years		rr_ExpenseExampleNoRedemptionYear03	233
5 years		rr_ExpenseExampleNoRedemptionYear05	406
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 906
1 Year		rr_AverageAnnualReturnYear01	12.47%
5 Years		rr_AverageAnnualReturnYear05	16.13%
10 Years		rr_AverageAnnualReturnYear10	8.91%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 15, 2009
Columbia Mid Cap Value Fund | Class Z
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.71%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[3]	rr_OtherExpensesOverAssets	0.21%
Total annual Fund operating expenses		rr_ExpensesOverAssets	0.92%
1 year		rr_ExpenseExampleYear01	$ 94
3 years		rr_ExpenseExampleYear03	293
5 years		rr_ExpenseExampleYear05	509
10 years		rr_ExpenseExampleYear10	1,131
1 year		rr_ExpenseExampleNoRedemptionYear01	94
3 years		rr_ExpenseExampleNoRedemptionYear03	293
5 years		rr_ExpenseExampleNoRedemptionYear05	509
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,131
1 Year		rr_AverageAnnualReturnYear01	12.32%
5 Years		rr_AverageAnnualReturnYear05	16.01%
10 Years		rr_AverageAnnualReturnYear10	8.98%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 20, 2001
Columbia Mid Cap Value Fund | returns after taxes on distributions | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	1.37%
5 Years		rr_AverageAnnualReturnYear05	12.74%
10 Years		rr_AverageAnnualReturnYear10	6.69%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 20, 2001
Columbia Mid Cap Value Fund | returns after taxes on distributions and sale of Fund shares | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	5.99%
5 Years		rr_AverageAnnualReturnYear05	11.38%
10 Years		rr_AverageAnnualReturnYear10	6.36%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 20, 2001
Columbia Mid Cap Value Fund | Russell Midcap Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	14.75%
5 Years		rr_AverageAnnualReturnYear05	17.43%
10 Years		rr_AverageAnnualReturnYear10	9.43%

[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	Management fees reflect the combination of advisory and administrative services fees under one agreement providing for a single management fee. Advisory fees and administrative services fees payable pursuant to separate prior agreements amounted to 0.66% and 0.05% of average daily net assets of the Fund, respectively.
[3]	Other expenses for Class A, Class B, Class C, Class K, Class R, Class R4, Class R5, Class W and Class Z shares have been restated to reflect current fees paid by the Fund.
[4]	Year to Date return as of March 31, 2015: 1.53%
[5]	This charge decreases over time.
[6]	This charge applies to redemptions within one year after purchase, with certain limited exceptions.